Debt and Warrant Liabilities - Bay Point note and warrant (Details) - USD ($)	Apr. 24, 2024	Aug. 22, 2018	Mar. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Jul. 31, 2019
Debt and Warrant Liabilities
Total debt liability owed			$ 28,787,160		$ 107,468,217	$ 88,996,117
Exercise price of warrant			$ 0.01		$ 0.01
Bay Point warrant
Debt and Warrant Liabilities
Conversion ratio of warrants, denominator, percentage on pre-money valuation								70.00%
Bay Point warrant | Series B units
Debt and Warrant Liabilities
Exercise price of warrant								$ 0.01
Conversion ratio of warrants, denominator, percentage on pre-money valuation								3.50%
Bay Point notes
Debt and Warrant Liabilities
Interest rate		15.00%
Default interest rate		20.00%
Loan amount		$ 670,000
Total debt liability owed				$ 1,351,647	$ 1,351,647	1,188,921
Par value of guarantee		$ 10
Guaranteed principal amount		$ 420,000
Legal fees payable							$ 116,850
Exit fees payable							1,400,000
Late fees payable on unpaid interests and principal							$ 89,220
Total fees payable					$ 1,606,070	$ 1,606,070
Debt to be converted into equity percentage	120.00%